Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Guarantor Obligations

The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2014	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,985	1,125	708	152
Guarantees on loans	399	173	21	205
Guarantees on securities	170	42	128	—
Other guarantees	1,249	991	220	38
Guarantees for the repayment of trust principal	158	—	125	33
Liabilities of trust accounts	11,158	10,962	78	118
Derivative financial instruments	21,422	8,643	11,391	1,388

2015	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,226	1,147	815	264
Guarantees on loans	325	103	47	175
Guarantees on securities	184	149	35	—
Other guarantees	1,556	1,112	360	84
Guarantees for the repayment of trust principal	140	—	110	30
Liabilities of trust accounts	14,936	14,756	51	129
Derivative financial instruments	22,216	11,163	9,754	1,299

The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2014 and 2015:

	2014	2015
	(in billions of yen)
Investment grade	2,673	3,267
Non-investment grade	1,130	1,024

Total	3,803	4,291

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2014 and 2015:

	2014	2015
	(in billions of yen)
Commitments to extend credit (Note)	59,402	71,750
Commercial letters of credit	611	584

Total	60,013	72,334

Note: Commitments to extend credit include commitments to invest in securities.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases

Future minimum lease payments for capitalized leases and future minimum rental payments for operating leases at March 31, 2015 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2016	7,601	48,614
2017	6,786	44,069
2018	6,089	39,267
2019	5,339	33,699
2020	3,346	30,706
2021 and thereafter	1,060	54,040

Total minimum lease/rental payments	30,221	250,395

Amount representing interest	1,092

Present value of minimum lease payments	29,129